Consolidated Statements of Income and Comprehensive Income (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Net sales	$ 6,191,279	$ 1,451,119	$ 10,123,944	$ 1,683,237	$ 22,291,095	$ 2,730,954
Cost of goods sold	4,908,846	1,082,596	7,767,963	1,195,163	15,811,154	1,301,400
Gross profit	1,282,433	368,523	2,355,981	488,074	6,479,941	1,429,554
Operating expenses
Selling	328,657	53,457	618,549	107,435	348,960	62,088
General and administrative	501,441	201,925	1,108,672	364,393	1,736,761	365,172
Total operating expenses	830,098	255,382	1,727,221	471,828	2,085,721	427,260
Income from operations	452,335	113,141	628,760	16,246	4,394,220	1,002,294
Non-operating income (expenses)
Interest income	4,268		14,373	3,348	7,566	464
Interest expense	(332,236)	(109,593)	(659,255)	(213,586)	(425,325)	(129,760)
Other income	1,391		5,863		3,190
Other expenses	(13,225)	(1,085)	(25,807)	(43,461)	(42,894)
Subsidy income	197,778	634,067	997,889	1,007,296	1,230,815	240,465
Total non-operating income (expenses), net	(142,024)	523,389	333,063	753,597	773,352	111,169
Income before income tax	310,311	636,530	961,823	769,843	5,167,572	1,113,463
Income tax expense	(105,505)	(150,566)	(258,890)	(188,726)	(948,731)	(282,098)
Net Income	204,806	485,964	702,933	581,117	4,218,841	831,365
Foreign currency translation	523,743	42,895	920,840	44,269	741,049	3,841
Comprehensive Income	$ 728,549	$ 528,859	$ 1,623,773	$ 625,386	$ 4,959,890	$ 835,206
Basic weighted average shares outstanding (in Shares)	24,982,736	15,122,000	24,976,910	15,122,000	18,841,531	15,122,000
Diluted weighted average shares outstanding (in Shares)	24,982,736	15,122,000	25,286,693	15,122,000	19,135,111	15,122,000
Basic earnings per share (in Dollars per share)	$ 0.01	$ 0.03	$ 0.03	$ 0.04	$ 0.22	$ 0.05
Diluted earnings per share (in Dollars per share)	$ 0.01	$ 0.03	$ 0.03	$ 0.04	$ 0.22	$ 0.05